UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [X]; Amendment Number: ____
  This Amendment (check only one):
  [X] is a restatement
  [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:

Name: AKRE CAPITAL MANAGEMENT
Address: 1001 NINETEENTH STREET NORTH
         ARLINGTON, VA  22209

Form 13F File Number:       28 -   ____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Melissa Ronaldson
Title: Director of Client Services
Phone: 703-312-9720

Signature, Place, and Date of Signing:

Melissa Ronaldson		Arlington, VA	13-Aug-01
[Signature]			[City, State]	[Date]

Report Type (check only one):
[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
Form 13F File Number
Name
28-___________________
[Repeat as necessary]




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total ($ in thousands):   $ 94364
List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



Form 13F Information Table

Issuer		Cl	CUSIP		Value	  Prn	   Sh/   Inv   Oth  Sole
						x1000	  Amt    Prn   Disc  Mgr  Mgr
FBR Group        com	358433100   56      10201   sh   sole   0   102010
Infospace        com    45678T102   112     50400   sh   sole   0   50400
Airnet Systems   com    009417106   176     40100   sh   sole   0   40100
Radio One        com    75040P108   230     13100   sh   sole   0   13100
Grn Mntn Coffee  com    393122106   257     15000   sh   sole   0   15000
CSX Corp         com    126408103   321     9518    sh   sole   0   9518
Coca-Cola        com    191216100   422     9342    sh   sole   0   9342
Philip Morris    com    718154107   427     9000    sh   sole   0   9000
Pinnacle Hldg    com    72346N101   442     50000   sh   sole   0   50000
Abbott Lab       com    002824100   566     12000   sh   sole   0   12000
Bristol Myers    com  	110122108   570     9600    sh   sole   0   9600
Merck            com    589331107   584     7700    sh   sole   0   7700
Ovation          com    690148101   600     49463   sh   sole   0   49463
White Mtn        com    G9618E107   657     2000    sh   sole   0   2000
Costco           com    22160K105   785     20000   sh   sole   0   20000
II VI Inc        com    902104108   871     69000   sh   sole   0   69000
AES Inc          com    00130H105   999     20000   sh   sole   0   20000
Gemstar Int'l    com    G3788V106   1026    35700   sh   sole   0   35700
Burke & Herbert  com    121331102   1204    1638    sh   sole   0   1638
Lib Media Grp    com    001957208   2032    145150  sh   sole   0   145150
Berk Hath B      com    084670207   2276    1046   sh   sole   0   1082
Micros Systems   com    594901100   2450    121010  sh   sole   0   121010
Wells Fargo      com    949740104   3621    73195   sh   sole   0   73195
Bank of NY       com    064057102   4402    89400   sh   sole   0   89400
Intl Spwy A      com    460335201   4676    126176  sh   sole   0   126176
Dover Downs      com    260086103   5163    413001  sh   sole   0   413001
Citigroup        com    172967101   5423    120570  sh   sole   0   120570
Amer Tower       com    029912201   6176    333800  sh   sole   0   333800
Freddie Mac      com    313400301   7045    108661  sh   sole   0   108661
Berk Hath A      com    084670108   8050    123     sh   sole   0   123
Penn Natl        com    707569109   13750   1099998 sh   sole   0   1099998
Markel Corp      com    570535104   18995   101576  sh   sole   0   101576